                The Northern Trust Company

                50 South LaSalle Street

                Chicago, IL 60603

                (312) 630-6000

March 29, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Institutional Funds
Amendment No. 75 (File No. 811-03605)

Ladies and Gentlemen:

On behalf of Northern Institutional Funds (the “Trust”), we are transmitting for electronic filing under the Investment Company Act of 1940, as amended, Amendment No. 75 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed as a stand-alone filing on behalf of the Liquid Assets Portfolio. Shares of beneficial interest in the Liquid Assets Portfolio are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and will be offered and sold solely in private placement transactions in accordance with Regulation D under the 1933 Act.

Please contact me at (312) 557-2013 if you have any questions regarding this filing. Thank you.

Very truly yours,

/s/ Gwen C. Cooney
Gwen C. Cooney

Enclosures

cc:	Craig Carberry, Esq. (including enclosures)
Diana E. McCarthy, Esq. (including enclosures)
Owen Meacham, Esq. (including enclosures)